COMMITMENTS AND CONTINGENCIES - Debt and Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Senior Secured Notes
Debt and obligations
Long-term debt, gross	$ 15,620,759	$ 20,513,892
Less: debt discount	(1,425,167)	(2,150,263)
Total debt	$ 14,195,592	$ 18,363,629
Senior Secured Notes | LIBOR
Debt and obligations
Spread (as a percent)	9.75%	9.75%
Convertible Notes
Debt and obligations
Long-term debt, gross	$ 500,000	$ 500,000
Less: debt discount		(5,849)
Total debt	$ 500,000	$ 494,151
Interest rate (as a percent)	11.00%	11.00%
Promissory Notes
Debt and obligations
Short-term payable	$ 103,000
iRunway
Debt and obligations
Short-term payable	$ 191,697	$ 494,244
Late Fee (as a percent)	1.50%
Monthly interest rate	1.50%
Sichenzia
Debt and obligations
Interest rate (as a percent)	0.00%
Sichenzia | Promissory Notes
Debt and obligations
Short-term payable		45,000
Medtech | Promissory Notes
Debt and obligations
Short-term payable		2,953,779
Interest rate (as a percent)	28.00%
Dominion Harbor Group LLC
Debt and obligations
Outstanding amount	$ 125,000	200,000
AFCO Financing
Debt and obligations
Short-term payable		$ 56,258
Interest rate (as a percent)	4.82%
Siemens Purchase Payment
Debt and obligations
Purchase obligation for patents	$ 1,672,924
Oil & Gas Purchase Payment
Debt and obligations
Purchase obligation for patents	944,296
3D Nano Purchase Payment
Debt and obligations
Purchase obligation	$ 100,000